High Yield Municipals Portfolio

Annual Shareholder Report
January 31, 1997



High Yield Municipals Portfolio
Portfolio of Investments
January 31, 1997



Tax-Exempt Investment -- 100%
-----------------------------------------------------------------------------------------------------------------
Principal
   Amount
     (000
  Omitted)    Security                                                                                      VALUE
-----------------------------------------------------------------------------------------------------------------
              Assisted Living -- 11.5%
   $2,500     Arizona Health Facilities Authority, Care Institute-Mesa Project,
              7.625%, 1/01/26                                                                          $2,359,950
    2,000     Chester County, Pennsylvania, IDA, Senior LifeChoice of Paoli, (AMT)
              8.05%, 1/01/24                                                                            2,039,120
    1,000     Chester County, Pennsylvania, IDA, Senior LifeChoice of Kimberton
              (AMT), 8.50%, 9/01/25                                                                     1,054,670
    1,600     Delaware County, Pennsylvania, Industrial Development Authority, Senior
              Quarters at Glen Riddle Project (AMT), 8.625%, 9/01/25                                    1,685,936
    1,000     Glen Cove Industrial Development Agency, New York,
              The Regency at Glen Cove, 0%, 1/01/13                                                       231,760
    1,000     Glen Cove Industrial Development Agency, New York,
              The Regency at Glen Cove, 0%, 7/01/13                                                       221,350
    1,000     Glen Cove Industrial Development Agency, New York,
              The Regency at Glen Cove, 0%, 1/01/14                                                       211,420
    1,000     Glen Cove Industrial Development Agency, New York,
              The Regency at Glen Cove, 0%, 7/01/14                                                       201,930
    1,000     Glen Cove Industrial Development Agency, New York,
              The Regency at Glen Cove, 0%, 1/01/15                                                       192,860
    1,000     Glen Cove Industrial Development Agency, New York,
              The Regency at Glen Cove, 0%, 7/01/15                                                       184,200
    1,000     Glen Cove Industrial Development Agency, New York,
              The Regency at Glen Cove, 0%, 1/01/16                                                       175,930
    1,000     Glen Cove Industrial Development Agency, New York,
              The Regency at Glen Cove, 0%, 7/01/16                                                       168,040
    1,000     Glen Cove Industrial Development Agency, New York,
              The Regency at Glen Cove, 0%, 1/01/17                                                       160,490
    1,000     Glen Cove Industrial Development Agency, New York,
              The Regency at Glen Cove, 0%, 7/01/17                                                       153,290
    1,000     Glen Cove Industrial Development Agency, New York,
              The Regency at Glen Cove, 0%, 1/01/18                                                       146,410
    1,000     Glen Cove Industrial Development Agency, New York,
              The Regency at Glen Cove, 0%, 7/01/18                                                       139,840
    1,000     Glen Cove Industrial Development Agency, New York,
              The Regency at Glen Cove, 0%, 1/01/19                                                       133,560
    1,000     Glen Cove Industrial Development Agency, New York,
              The Regency of Glen Cove, 0%, 7/01/19                                                       127,560
    3,740     Illinois Development Finance Authority, Care Institute, 7.80%, 6/01/25                    3,666,659
    3,545     Louisiana Housing Finance Agency, HCC Assisted Living Group I (AMT),
              9.00%, 3/01/25                                                                            3,749,263
    3,500     New Jersey Economic Development Authority, The Chelsea
              at East Brunswick Project (AMT), 8.25%, 10/01/26                                          3,491,635
                                                                                                     ------------
                                                                                                      $20,495,875
                                                                                                     ------------
              Cogeneration Facilities -- 7.3%
   $3,500     Maryland Energy Cogeneration, AES Warrior Run Project
              (AMT), 7.40%, 9/01/19(2)                                                                 $3,687,950
    3,500     Palm Beach County, Florida, Okeelanta Power Limited Partnership
              Project (AMT), 6.85%, 2/15/21                                                             3,100,055
    2,000     Palm Beach County, Florida, Osceola Power Project (AMT), 6.95%, 1/01/22                   1,790,220
    3,500     Pennsylvania Economic Development Financing Authority, Northampton
              Generating Project (AMT), 6.60%, 1/01/19                                                  3,473,715
    1,000     Pennsylvania Economic Development Financing Authority, Northampton
              Generating Project-Subordinated (AMT), 6.875%, 1/01/11                                      983,000
                                                                                                     ------------
                                                                                                      $13,034,940
                                                                                                     ------------
              Colleges & Universities -- 1.2%
   $2,000     New Hampshire Higher Educational and Health Facilities Authority,
              Colby-Sawyer College, 7.50%, 6/01/26                                                     $2,043,320
                                                                                                     ------------
              Escrowed -- 7.0%
   $2,600     Colorado Health Facilities Authority, Liberty Heights Project, 0%, 7/15/20                 $532,012
   17,000     Colorado Health Facilities Authority, Liberty Heights Project, 0%, 7/15/24                2,661,010
   13,445     Colorado Health Facilities Authority, Liberty Heights Project, 0%, 7/15/22                2,408,941
    1,500     Cuyahoga County, Ohio, Judson Retirement Community, 8.875%, 11/15/19                      1,715,895
   10,000     Dawson Ridge Metropolitan District #1, Douglas County, Colorado, 0%,
              10/1/22                                                                                   1,847,000
    3,500     Dawson Ridge Metropolitan District #1, Douglas County, Colorado, 0%,
              10/1/22                                                                                     646,450
    3,295     Illinois Development Finance Authority, Regency Park Project, 0%, 7/15/25                   482,058
    1,000     Montgomery County, Pennsylvania, United Hospitals, 8.375%, 11/01/11                       1,124,460
    1,000     Montgomery County, Pennsylvania, United Hospitals, 7.50%, 11/01/15                        1,085,180
                                                                                                     ------------
                                                                                                      $12,503,006
                                                                                                     ------------
              Hospitals -- 12.1%
   $2,500     Hidalgo County, Texas, Health Services Corp., Mission Hospital, Inc.,
              6.875%, 8/15/26                                                                          $2,525,875
    3,000     Louisiana Public Finance Authority, General Health Systems Project,
              6.80%, 11/01/16                                                                           3,040,260
    2,250     Massachusetts Health and Education Facilities Authority, Sisters of Providence
              Hospital, 6.625%, 11/15/22                                                                2,247,210
    3,000     Massachusetts Health and Education Facilities Authority,
              Milford-Whitinsville Hospital, 7.75%, 7/15/17                                             3,155,100
    2,205     Philadelphia, Pennsylvania, Graduate Health System, 6.625%, 7/01/21                       2,176,754
    2,650     Prince George's, Maryland, Greater Southeast Health, 6.375%, 1/01/23                      2,609,534
    1,000     San Bernadino, California, San Bernadino Community Hospital,
              7.875%, 12/01/08                                                                          1,038,110
    1,325     San Bernadino, California, San Bernadino Community Hospital,
              7.875%, 12/01/19                                                                          1,375,496
    1,500     Scranton-Lackawanna, Pennsylvania, Moses Taylor Hospital,
              8.50%, 7/01/20                                                                            1,622,730
    1,500     Wells County, Indiana, Caylor-Nickel Medical Center, 8.75%, 4/15/12                       1,706,580
                                                                                                     ------------
                                                                                                      $21,497,649
                                                                                                     ------------
              Housing -- 8.8%
   $4,850     Colorado Housing Finance Authority, Single Family Mortgage Revenue
              (AMT), 7.65%, 12/01/25                                                                   $5,373,315
    2,450     Cuyahoga County, Ohio, Rolling Hills Apartment Project (AMT),
              8.00%, 1/01/28                                                                            2,397,643
    2,500     Lucas County, Ohio, EDA, County Creek Project (AMT), 8.00%, 7/01/26                       2,407,000
    2,500     Maricopa County, Arizona, Industrial Development Authority,
              Place Five and The Greenery Apartment Projects, 6.625%, 1/01/27                           2,507,975
    1,725     Maricopa County, Arizona, Industrial Development Authority,
              Place Five and The Greenery Apartment Projects, 8.625%, 1/01/11                           1,728,847
    1,150     Texas Department of Housing and Community Affairs, NHP
              Foundation-Asmara Project, 6.40%, 1/01/27                                                 1,156,590
                                                                                                     ------------
                                                                                                      $15,571,370
                                                                                                     ------------
              Industrial Development Revenue -- 19.6%
   $2,815     ABIA Development Corporation, Austin Cargoport Development,
              L.L.C. Project (AMT), 9.25%, 10/01/21                                                    $2,838,787
    2,000     Camden County, New Jersey, Holt Hauling and Warehousing System, Inc.
              Project (AMT), 9.875%, 1/01/21                                                            2,186,840
    1,895     Florence County, Kentucky, IDR, Stone Container Co., 7.375%, 2/01/07                      1,987,703
    2,700     Hancock County, Kentucky, Southwire Co. Project (AMT), 7.75%, 7/01/25                     2,783,079
    2,500     Kansas City, Missouri, IDA, AFCO Cargo MCI (AMT), 8.50%, 1/01/17                          2,729,700
    3,000     Kimball, Nebraska, Clean Harbors, Inc. Series-96 (AMT), 10.75%, 9/01/26                   3,033,810
    1,000     Michigan Strategic, PCR, Roseville K-Mart Co., 6.25%,10/01/06                               968,310
    3,500     Michigan Strategic, PCR, S.D. Warren Series-87C (AMT), 7.375%, 1/15/22                    3,605,420
    1,000     Mobile, Alabama, IDA, Mobile Energy Project, 6.95%, 1/01/20                               1,060,950
    1,135     New Albany, Indiana, IDA, K-Mart Co., 7.40%, 6/01/06                                      1,173,726
    2,750     New Hampshire Business Finance Authority, Crown Paper Co. (AMT),
              7.875%, 7/01/26                                                                           2,862,365
    1,500     New Jersey EDA, Holt Hauling and Warehousing System, Inc. (AMT),
              9.75%, 12/15/16                                                                           1,589,190
      500     New Jersey EDA, 777 Pattison Ave., Inc. (AMT), 8.95%, 12/15/18                              535,230
    3,500     State of Ohio Solid Waste, Republic Engineered Steel, Inc. Project (AMT),
              9.00%, 6/01/21                                                                            3,601,920
      500     Philadelphia, Pennsylvania, IDA, Refrigerated Enterprises (AMT),
              9.05%, 12/01/19                                                                             530,175
    3,345     Riverdale Village, Illinois, IDA, ACME Metals, Inc. Project (AMT),
              7.95%, 4/01/25                                                                            3,354,968
                                                                                                     ------------
                                                                                                      $34,842,173
                                                                                                     ------------
              Insured Water and Sewer -- 1.6%
   $3,000     Detroit, Michigan, Sewer Revenue, (FGIC), Variable Rate, 7/01/23 (1)                     $2,801,250
                                                                                                     ------------
              Lease/Certificates of Participation -- 1.2%
   $9,190     Los Angeles, California, COP, Disney Parking Project, 0%, 9/01/19                        $2,092,930
                                                                                                     ------------
              Life Care -- 2.0%
   $3,500     Delaware County, Pennsylvania, White Horse Village, 7.30%, 7/01/14                       $3,581,305
                                                                                                     ------------
              Miscellaneous -- 5.1%
   $2,300     Atlanta, Georgia, Downtown Development Authority,
              Central Atlanta Hospitality Childcare, Inc., 8.00%, 1/01/26                              $2,240,729
    3,300     Santa Fe, New Mexico, Crow Hobbs No. 1, 8.50%, 9/01/16                                    3,372,237
    3,449     Santa Fe, New Mexico, First Interstate Plaza Associates Project,
              8.00%, 7/01/13                                                                            3,450,713
                                                                                                     ------------
                                                                                                       $9,063,679
                                                                                                     ------------
              Miscellaneous Healthcare -- 2.5%
   $2,000     Osceola County, Florida, IDA, Community Pooled Loan-93, 7.75%, 7/01/17                   $2,051,380
    2,382     Tax Exempt Securities Trust, Mezzanine Certificates Series-96, 8.50%, 12/01/36            2,382,000
                                                                                                     ------------
                                                                                                       $4,433,380
                                                                                                     ------------
              Multi-Purpose Utilities -- 4.0%
   $2,500     Intermountain Power Agency, Utah, Variable Rate, 7/01/11, (1)                            $2,396,875
    2,500     New York State Energy, Research and Development Authority,
              Long Island Lighting Co. (AMT), 7.15%, 9/01/19                                            2,674,975
    2,000     Southern California Public Power Authority, Variable Rate, 7/01/12 (1)                    2,097,500
                                                                                                     ------------
                                                                                                       $7,169,350
                                                                                                     ------------
              Nursing Homes -- 8.2%
   $1,220     Greene County, Ohio, IDA, Fairview Extended Care-91, 10.125%, 1/01/11                    $1,379,430
    1,790     Massachusetts Health & Education Facilities Authority, Fairview Extended Care,
              10.125%, 1/01/11                                                                          2,023,917
    2,500     Massachusetts Industrial Finance Authority, AGE Institute of Massachusetts,
              8.05%, 11/01/25                                                                           2,531,150
    1,200     Mississippi Business Finance Corp., Magnolia Health Care-95A,
              7.99%, 7/01/25                                                                            1,195,332
    2,175     Missouri Economic Development Authority, Beverly Enterprises, Inc.,
              8.00%, 12/01/02                                                                           2,280,553
    3,500     Westmoreland County, PA, Highland Health Systems, 9.25%, 6/01/22                          3,761,065
    1,250     Wilkins Area, Pennsylvania, IDA, Fairview Extended Care, 10.25%, 1/01/21                  1,418,625
                                                                                                     ------------
                                                                                                      $14,590,072
                                                                                                     ------------
              Solid Waste -- 3.6%
  $10,090     Mercer County, New Jersey, Solid Waste Improvement Bonds (AMT),
              0%, 4/01/15                                                                              $2,685,857
    3,500     Robbins, Cook County, Illinois, Resource Recovery-94B (AMT),
              8.375%, 10/15/16                                                                          3,641,330
                                                                                                     ------------
                                                                                                       $6,327,187
                                                                                                     ------------
              Special Tax General -- 2.1%
   $3,800     Cottonwood Water and Sanitation District, General Obligation
              (Limited Tax Through 2000),  7.75%, 12/01/20                                             $3,808,132
                                                                                                     ------------
              Transportation -- 2.2%
     $500     Eagle County, Colorado, Airport Terminal Project, 7.50%, 5/01/21                           $516,145
   10,000     San Joaquin Hills, California, Toll Roads, 0%, 1/01/25                                    1,746,200
   10,000     San Joaquin Hills, California, Toll Roads, 0%, 1/01/26                                    1,640,400
                                                                                                     ------------
                                                                                                       $3,902,745
                                                                                                     ------------
Total Tax-Exempt Investments (identified cost, $172,859,583)                                         $177,758,361
                                                                                                     ============

(1)    Security has been issued as an inverse floater bond.
(2)    The security has been segregated to cover margin requirements for open financial futures contracts.
AMT -- Interest earned from these securities may be considered a tax preference item for purpose of the Federal
       Alternative Minimum Tax.

At January 31, 1997, the concentration of the Portfolio's investments in various states determined as a percentage of total investments is as follows:

              Pennsylvania                                                  13.8%
              Colorado                                                      10.0%
              Others, representing less than 10% individually               76.2%

See notes to financial statements




High Yield Muinicipals Portfolio
Financial Statements


Statement of Assets and Liabilities
------------------------------------------------------------------------------------------------------------
January 31, 1997
------------------------------------------------------------------------------------------------------------
Assets:
Investments, at value (Note 1A) (identified cost, $172,859,583)                                 $177,758,361
Cash                                                                                               1,649,611
Receivable for investments sold                                                                      145,510
Interest receivable                                                                                2,407,062
Deferred organization expenses (Note 1D)                                                               9,252
                                                                                                ------------
Total assets                                                                                    $181,969,796
Liabilities:
Payable for investments purchased                                            $1,037,250
Payable for daily variation margin on open
financial futures contracts (Note 1E)                                           218,750
Payable to affiliate --
Trustees' fees                                                                      750
Accrued expenses                                                                 12,587
                                                                             ----------
Total liabilities                                                                                  1,269,337
                                                                                                ------------
Net Assets applicable to investors' interest in Portfolio                                       $180,700,459
                                                                                                ============
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals                                         $176,144,425
Unrealized appreciation of investments and financial futures contracts
(computed on the basis of identified cost)                                                         4,556,034
                                                                                                ------------
Total                                                                                           $180,700,459
                                                                                                ============

See notes to financial statements





Statement of Operations
------------------------------------------------------------------------------------------------------------
For the Year Ended January 31, 1997
------------------------------------------------------------------------------------------------------------
Investment Income (Note 1B):
Interest income                                                                                  $ 9,301,713
Expenses --
Investment adviser fee (Note 2)                                              $  772,713
Compensation of Trustees not members of the
Investment Adviser's organization (Note 2)                                        8,411
Custodian fee (Note 1H)                                                          55,405
Legal and accounting services                                                    21,966
Bond pricing                                                                     11,895
Amortization of organization expenses (Note 1D)                                  10,756
Miscellaneous                                                                    29,553
                                                                            -----------
Total expenses                                                               $  910,699
                                                                            -----------
Deduct --
Reduction of investment advisor fee (Note 2)                                 $  478,420
Reduction of custodian fee (Note 1H)                                             49,391
                                                                            -----------
Total                                                                        $  527,811
                                                                            -----------
Net expenses                                                                                         382,888
                                                                                                 -----------
Net investment income                                                                            $ 8,918,825
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss --
Investment transactions (identified cost basis)                             $  (231,719)
Financial futures contracts                                                  (1,027,871)
                                                                            -----------
Net realized loss                                                           $(1,259,590)
                                                                            -----------
Change in net unrealized appreciation (depreciation) --
Investments                                                                 $ 3,247,169
Financial futures contracts                                                    (342,744)
                                                                            -----------
Net unrealized appreciation                                                 $ 2,904,425
                                                                            -----------
Net realized and unrealized gain                                                                   1,644,835
                                                                                                 -----------
Net increase in net assets resulting from operations                                             $10,563,660
                                                                                                 ===========

See notes to financial statements





Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------
                                                                          Year Ended  January 31,
                                                                   ------------------------------------
                                                                         1997                  1996*
                                                                     ------------          -----------
Increase (Decrease) in Net Assets:
From operations --
Net investment income                                                $  8,918,825          $ 1,186,284
Net realized gain (loss) on investments                                (1,259,590)               9,767
Change in unrealized appreciation of investments                        2,904,425            1,651,609
                                                                     ------------          -----------
Net increase in net assets resulting from operations                 $ 10,563,660          $ 2,847,660
                                                                     ------------          -----------
Capital transactions --
Contributions                                                        $118,977,124          $71,481,492
Withdrawals                                                           (20,917,792)          (2,351,685)
                                                                     ------------          -----------
Increase in net assets resulting from capital transactions           $ 98,059,332          $69,129,807
                                                                     ------------          -----------
Total increase in net assets                                         $108,622,992          $71,977,467
Net Assets:
At beginning of year                                                   72,077,467              100,000
                                                                     ------------          -----------
At end of year                                                       $180,700,459          $72,077,467
                                                                     ============          ===========

* For the period from the start of business, August 7, 1995 to January 31, 1996.



Supplementary Data

                                                                          Year Ended  January 31,
                                                                   ------------------------------------
                                                                         1997                 1996*
                                                                     ------------          -----------
Ratios (as a percentage of net assets)**:
Expenses                                                                 0.34%                0.06%+
Expenses after custodian fee reduction                                   0.30%                0.06%+
Net investment income                                                    6.96%                6.95%+
Portfolio Turnover                                                         41%                  32%

** The operating expenses of the Portfolio reflect a reduction of the investment advisor fee. Had such action not been taken, net investment income per share and the ratios would have been as follows:

Ratios (as a percentage of average daily net assets):
Expenses                                                                 0.71%                0.71%+
Expenses after custodian fee reduction                                   0.67%                0.71%+
Net investment income                                                    6.59%                6.30%+

+ Annualized.
* For the period from the start of business, August 7, 1995, to January 31, 1996.

See notes to financial statements




Notes to Financial Statements

(1) Significant Accounting Policies

High Yield Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1995, seeks to provide high current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. Income Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of the income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

D. Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G. When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on when-issued or delayed delivery basis are marked to market daily and begin accruing interest on settlement date.

H. Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the statement of operations.

I. Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

J. Other --Investment transactions are accounted for on a trade date basis.

(2) Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management
(EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e. income other than gains from the sale of securities). For the year ended January 31, 1997, the fee was equivalent to 0.60% (annualized) of the Portfolio's average net assets for such period and amounted to $772,713. To enhance the net income of the Portfolio, BMR made a reduction of its fee in the amount of $478,420. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 1997, no significant amounts have been deferred.



(3) Investments

Purchases and sales of investments, other than U.S. Government securities and short term obligations, aggregated $154,349,851 and $51,977,848, respectively, for the year ended January 31, 1997.

(4) Federal Income Tax Basis of Investments

The cost and unrealized appreciation/depreciation in value of the investments owned at January 31, 1997, as computed on a federal income tax basis, were as follows:

Aggregate cost                                    $172,859,583
                                                  ============
Gross unrealized appreciation                     $  5,065,286
Gross unrealized depreciation                          166,508
                                                  ------------
Net unrealized appreciation                       $  4,898,778
                                                  ============

(5) Line of Credit

The Fund participates with other portfolios and funds managed by EVM and affiliates in a $120 million unsecured line of credit with a bank. Borrowings will be made by the Portfolio or Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate, a Eurodollar rate, or a federal funds effective rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion facility is allocated among the participating funds and portfolios at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 1997.

(6) Financial Instruments

The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 1997 is as follows:

Futures
Contracts                                                    Net Unrealized
Expiration Date       Contracts                 Position      Depreciation
---------------       ---------               -----------   --------------
3/97             250 U.S. Treasury Bond           Short         $342,744



Independent Auditors' Report

To the Trustees and Investors of
High Yield Municipals Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Yield Municipals Portfolio as of January 31, 1997, the related statement of operations for the year then ended, and the statements of changes in net assets and the supplementary data for the year ended January 31, 1997 and the period from the start of business, August 7, 1995, to January 31, 1996. These financial statements and supplementary data are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at January 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the High Yield Municipals Portfolio at January 31, 1997, and the results of its operations, the changes in its net assets, and its supplementary data for the respective stated periods, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 7, 1997



Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President, Trustee

Robert B. MacIntosh, CFA
Vice President
and Portfolio Manager

James L. O'Connor
Treasurer

Thomas Otis
Secretary


Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

Investment Adviser of Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of Portfolio
Eaton Vance Management
24 Federal Street
Boston, MA 02110
(617) 482-8260

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent
First Data Investor Services Group, Inc.
Attn: Eaton Vance Funds
P.O. Box 5123
Boston, MA 01581-5123
(800) 262-1122

Independent Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110